Income tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Decommission provisions	$ 15.3	$ 16.6
Property, plant and equipment	10.1	25.9
Reserves and accrued expenses	86.0	63.9
Tax losses carried forward	82.3	40.4
Interest allowance	29.0	16.8
Deferred revenue	0.4	0.4
Valuation allowance	(213.5)	(129.3)
Deferred tax assets, net of valuation allowance	9.6	34.7
Deferred tax liabilities
Deferred job costs	0.0	(3.8)
Accelerated asset costs	(2.0)	(2.7)
Inflation adjustment	(6.4)	(5.2)
Other timing differences	(1.4)	(3.7)
Deferred tax liabilities, net of valuation allowance	(9.8)	(15.4)
Net deferred tax liability	$ (0.2)
Net deferred tax asset		$ 19.3